Trade Payables And Reverse Factoring Operations	12 Months Ended
Dec. 31, 2019
Trade Payables And Reverse Factoring Operations [Abstract]
Trade Payables And Reverse Factoring Operations
18.	TRADE PAYABLES AND REVERSE FACTORING OPERATIONS

	2019	2018
Domestic trade payables	1,581,759	1,511,576
Foreign trade payables (a)	105,073	80,714

	1,686,832	1,592,290

Reverse factoring operations (b)	142,924	144,501

	1,829,756	1,736,791

a) Related to imports mainly denominated in US dollar, euro and pound sterling.
b) The Group has entered into contracts with Banco Itaú Unibanco S.A. for structuring, together with its major suppliers, the so-called
“reverse factoring” operation, wherein suppliers transfer the right to receive their trade notes to the Bank, which, will become the creditor of the operation. This operation did not significantly change the previously agreed-upon terms, prices and conditions, and it does not affect the Company with financial charges practiced by the financial institution, on performing a thorough analysis of suppliers by category. As such, the Group discloses this operation under the heading Trade Payables and reverse factoring operations.